Stock-Based Compensation - Fair Value Assumptions for Stock Options (Details) - Stock options - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 3 months 18 days	5 years 7 months 6 days		6 years 3 months 18 days
Expected stock price volatility	45.00%	48.00%
Risk-free interest rate	0.80%	0.80%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value of common stock (in dollars per share)	$ 19.82
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)			4 years
Expected stock price volatility			45.00%	40.00%
Risk-free interest rate			0.20%	1.40%
Fair value of common stock (in dollars per share)		$ 4.14	$ 4.14	$ 1.07
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)			6 years 3 months 18 days
Expected stock price volatility			50.00%	45.00%
Risk-free interest rate			1.70%	2.50%
Fair value of common stock (in dollars per share)		$ 5.71	$ 5.84	$ 4.07